Accounting Policies (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Certificates of Deposit, at Carrying Value			$ 1,000,000
Secured Machinery And Equipment			1,582,111
Machinery And Equipment Loan Interest Rate Stated Percentage			3.00%
Depreciation	1,128,200	1,035,336	1,320,594	1,014,661
Proceeds from Loan Originations					776,244
Asset Impairment Charges, Total			0	308,882
Deferred Revenue, Noncurrent	1,007,345		1,262,295	1,573,962
Grants Receivable				140,389
Deferred Revenue, Revenue Recognized			$ 338,562	$ 238,918
Minimum [Member]
Property, Plant and Equipment, Useful Life			3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life			22 years